Income Taxes (Reconciliation Of Statutory Income Tax Expense/(Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Taxes [Abstract]
Income tax expense at statutory income tax rate	$ 229,224		$ 77,698		$ 38,719
Tax on global activities	(116,277)	[1]	(51,544)	[1]	27,952	[1]
Income arising from non-taxable items (permanent differences)	24,426		(128)		(58,604)
Differences between statutory and actual income tax expense	(91,851)		(51,672)		(30,652)
Provision for income taxes	$ 137,373		$ 26,026		$ 8,067

[1]	Relates to non-taxable income arising from aircraft with a higher tax basis in general. The 2014 non-taxable income also included the non-deductible intercompany interest allocated to the US, non-deductible share based compensation in the Netherlands and the non-deductible transaction cost from the ILFC Transaction. The 2012 non- taxable income also included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch tax filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.